OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Disclosure of results by segment
Specified items included in the segment profitability measure are as follows:

			Defense
	Civil Aviation		and Security			Total
	2026	2025	2026	2025	2026	2025
External revenue	$2,741.6	$2,709.3	$2,172.4	$1,998.6	$4,914.0	$4,707.9
Depreciation and amortization	351.0	312.4	109.1	102.3	460.1	414.7
Share of after-tax profit of equity accounted investees	58.7	68.3	24.0	20.0	82.7	88.3
Gross profit	890.2	883.6	500.6	416.5	1,390.8	1,300.1
Operating income	437.9	605.3	174.4	123.9	612.3	729.2
Adjusted segment operating income	510.5	581.5	200.2	150.5	710.7	732.0

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security			Total
	2026	2025	2026	2025	2026	2025
Operating income	$437.9	$605.3	$174.4	$123.9	$612.3	$729.2
Restructuring, integration and acquisition costs (Note 5)	64.4	37.8	20.0	18.7	84.4	56.5
Impairments and other gains and losses arising from
significant strategic transactions or specific events:
Executive management transition costs	8.2	4.7	5.8	3.6	14.0	8.3
Gain on fair value remeasurement of SIMCOM (Note 6)	—	(72.6)	—	—	—	(72.6)
Shareholder matters	—	6.3	—	4.3	—	10.6
Adjusted segment operating income	$510.5	$581.5	$200.2	$150.5	$710.7	$732.0

Capital expenditures by segment, which consist of property, plant and equipment expenditures and intangible assets expenditures (excluding those acquired in business combinations), are as follows:

	2026	2025
Civil Aviation	$223.7	$296.3
Defense and Security	137.8	147.8
Total capital expenditures	$361.5	$444.1
Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2026	2025
Assets employed
Civil Aviation	$6,896.4	$7,263.4
Defense and Security	3,046.5	3,000.6
Assets not included in assets employed by segment	1,204.9	949.8
Total assets	$11,147.8	$11,213.8
Liabilities employed
Civil Aviation	$1,129.9	$1,369.1
Defense and Security	1,074.9	1,009.3
Liabilities not included in liabilities employed by segment	3,554.9	3,859.4
Total liabilities	$5,759.7	$6,237.8

Disclosure of products and services information
The Company's revenue from external customers for its products and services are as follows:

			Defense
	Civil Aviation		and Security			Total
	2026	2025	2026	2025	2026	2025
Products	$931.1	$963.7	$1,096.0	$907.7	$2,027.1	$1,871.4
Training, software and services	1,810.5	1,745.6	1,076.4	1,090.9	2,886.9	2,836.5
Total external revenue	$2,741.6	$2,709.3	$2,172.4	$1,998.6	$4,914.0	$4,707.9

Disclosure of geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments, deferred tax assets and employee benefits assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2026	2025
External revenue
Canada	$498.7	$474.2
United States	2,194.2	2,241.8
United Kingdom	245.2	281.6
Rest of Americas	114.3	133.0
Europe	746.1	663.6
Asia	908.8	759.9
Oceania and Africa	206.7	153.8
	$4,914.0	$4,707.9

	2026	2025
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets
Canada	$1,496.2	$1,541.7
United States	4,369.1	4,534.7
United Kingdom	394.8	399.0
Rest of Americas	222.5	221.8
Europe	1,229.2	1,162.3
Asia	570.1	610.8
Oceania and Africa	201.5	188.2
	$8,483.4	$8,658.5